Summary of Significant Accounting Policies - Impairment of Long Lived Assets (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Long-lived assets, including property and equipment and intangible assets, impairment loss	$ 0		$ 0	$ 0	$ 0
Value of internally-developed software written-off due to abandonment	$ 146,000	$ 87,000	$ 113,000	$ 0	$ 0